OPERATING SEGMENTS	12 Months Ended
Dec. 31, 2022
Operating Segments [Abstract]
OPERATING SEGMENTS	OPERATING SEGMENTS
Pembina determines its reportable segments based on the nature of operations and includes three operating segments: Pipelines, Facilities and Marketing & New Ventures.
The Pipelines segment includes conventional, oil sands and transmission pipeline systems, crude oil storage and terminalling business and related infrastructure serving various markets and basins across North America.
The Facilities segment includes processing and fractionation facilities and related infrastructure, and a liquefied propane export facility on Canada's West Coast, which provide Pembina's customers with natural gas and NGL services that are highly integrated with Pembina's other businesses. In addition, the Facilities segment includes a bulk marine terminal in the Port of Vancouver, Canada.
The Marketing & New Ventures segment undertakes value-added commodity marketing activities including buying and selling products and optimizing storage opportunities, by contracting capacity on Pembina's and various third-party pipelines and utilizing Pembina's rail fleet and rail logistics capabilities. Marketing activities also include identifying commercial opportunities to further develop other Pembina assets. Pembina's Marketing business also includes results from Aux Sable's NGL extraction facility near Chicago, Illinois and other natural gas and NGL processing facilities, logistics and distribution assets in the United States and Canada.
The financial results of the operating segments are included below. Performance is measured based on results from operating activities, net of depreciation and amortization, as included in the internal management reports that are reviewed by Pembina's CEO, CFO and other Senior Vice Presidents. These results are used to measure performance as management believes that such information is the most relevant in evaluating results of certain segments relative to other entities that operate within these industries. Inter-segment transactions are recorded at market value and eliminated under corporate and inter-segment eliminations.

For the year ended December 31, 2022	Pipelines(1)	Facilities	Marketing & New Ventures(2)	Corporate & Inter-segment Eliminations	Total
($ millions)
Revenue from external customers	2,342	798	8,471	—	11,611
Inter-segment revenue	166	470	—	(636)	—
Total revenue(3)	2,508	1,268	8,471	(636)	11,611
Operating expenses	677	511	—	(319)	869
Cost of goods sold, including product purchases	—	6	7,682	(324)	7,364
Depreciation and amortization included in operations	396	196	44	8	644
Cost of sales	1,073	713	7,726	(635)	8,877
Realized (gain) loss on commodity-related derivative financial instruments	—	(20)	125	—	105
Unrealized gain on commodity-related derivative financial instruments	—	(50)	(83)	—	(133)
Share of profit from equity accounted investees	171	108	82	—	361
Gross profit (loss)	1,606	733	785	(1)	3,123
Depreciation included in general and administrative	—	—	—	39	39
Other general and administrative(4)	57	15	42	246	360
Other expense	106	11	8	4	129
Gain on Pembina Gas Infrastructure Transaction (Note 9)	—	(1,110)	—	—	(1,110)
Reportable segment results from operating activities	1,443	1,817	735	(290)	3,705
Net finance costs	28	13	27	418	486
Reportable segment earnings (loss) before tax	1,415	1,804	708	(708)	3,219
Capital expenditures	342	153	59	51	605
Contributions to equity accounted investees	4	62	29	—	95

For the year ended December 31, 2021	Pipelines(1)	Facilities	Marketing & New Ventures(2)	Corporate & Inter-segment Eliminations	Total
($ millions)
Revenue from external customers	2,123	927	5,577	—	8,627
Inter-segment revenue	156	436	—	(592)	—
Total revenue(3)	2,279	1,363	5,577	(592)	8,627
Operating expenses	556	471	—	(266)	761
Cost of goods sold, including product purchases	—	6	5,017	(334)	4,689
Depreciation and amortization included in operations	413	214	50	7	684
Cost of sales	969	691	5,067	(593)	6,134
Realized (gain) loss on commodity-related derivative financial instruments	—	(10)	210	—	200
Unrealized gain on commodity-related derivative financial instruments	—	(38)	(35)	—	(73)
Share of profit from equity accounted investees	124	80	77	—	281
Gross profit	1,434	800	412	1	2,647
Depreciation included in general and administrative	—	—	—	39	39
Other general and administrative(4)	30	14	29	194	267
Other expense (income)	11	14	(5)	(268)	(248)
Impairment expense	447	22	5	—	474
Reportable segment results from operating activities	946	750	383	36	2,115
Net finance costs	29	18	9	394	450
Reportable segment earnings (loss) before tax	917	732	374	(358)	1,665
Capital expenditures	475	136	21	26	658
Contributions to equity accounted investees	299	29	7	—	335
(1)    Pipelines transportation revenue includes $247 million (2021: $207 million) associated with U.S. pipeline revenue.
(2)    Marketing & New Ventures includes revenue of $407 million (2021: $265 million) associated with U.S. midstream sales.
(3)    During 2022 and 2021, no one customer accounted for 10 percent or more of total revenues reported throughout all segments.
(4)    Pembina incurred $479 million (2021: $440 million) of employee costs, of which $261 million (2021: $265 million) was recorded in operating expenses and $218 million (2021: $175 million) in general and administrative expenses. Employee costs include salaries, benefits and share-based compensation.
Geographical Information
Non-Current Assets

For the years ended December 31
($ millions)	2022	2021
Canada	25,902	26,128
United States	3,900	3,826
Total non-current assets(1)	29,802	29,954
(1)    Excludes deferred income tax assets, derivative financial instruments, and post-employment benefit assets.